INVENTORY	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY
NOTE 3:-	INVENTORY

a.	Inventory is comprised of the following:

	December 31,
	2022	2021

Raw materials	$1,053	$1,436
Work in process	2,242	1,552
Finished goods	941	1,268

	$4,236	$4,256

b.	During the years ended December 31, 2022, 2021 and 2020, the Company recorded inventory write offs in the amount of $3,166, $4,359 and $2,088, respectively.